COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 14 - COMMITMENTS AND CONTINGENCIES

A.Liens

(1)Loans, Bonds and Capital Leases

For liens relating to TSNP Credit Line Agreement, see Note 11F. For liens under TPSCo's 2018 JP Loan agreement, see Note 11C. For liens under the capital lease agreements, see Note 11D. For negative pledge under the Series G Debentures’ indenture, see Note 10.

(2)Approved Enterprise Program

Floating liens are registered in favor of the State of Israel on substantially all of Tower’s assets under the Investment Center’s approved enterprise status program.

B.Renewed Contract in relation to TPSCo

In March 2019, the Company, PSCS and TPSCo, as applicable, signed three-year agreements renewing the previously signed 2014 agreements, to be in effect from April 2019 for an additional 3-year period. Following the purchase of NTCJ (previously named PSCS) by Nuvoton from Panasonic in September 2020, NTCJ assumed the above described contracts at same commercial terms and is utilizing TPSCo’s three manufacturing facilities in Japan (see Note 11D). For details on TPSCo’s facilities and buildings lease through 2032, see Note 11D above.

C.License Agreements

The Company enters into intellectual property and licensing agreements with third parties from time to time. The effect of each of them on the Company’s total assets and results of operations is immaterial. Certain of these agreements call for royalties to be paid by the Company to these third parties.

D.TSNP Lease Agreement

TSNP leases its fabrication facilities under an operational lease contract that is due to expire in 2022, and that may be extended until 2027 through the exercise of an option at TSNP’s sole discretion. In the amendments to its lease, (i) TSNP secured various contractual safeguards designed to limit and mitigate any adverse impact of construction activities on its fabrication operations; and (ii) set forth certain obligations of TSNP and the landlord, including certain noise abatement actions at the fabrication facility. The landlord has made claims that TSNP’s noise abatement efforts are not adequate under the terms of the amended lease. TSNP does not agree and is disputing these claims.

E.IT Security Systems Event

In September 2020, the Company’s information technology (“IT”) security systems identified a security event on some of its computerized systems. As a preventive measure, the Company halted certain of its servers and proactively held operations in some of its manufacturing facilities for a few days, following which it commenced to gradually restore operations and

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TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 14 - COMMITMENTS AND CONTINGENCIES (Cont.)

E.IT Security Systems Event (Cont.)

return to full capability in all its facilities. Due to the immediate procedures implemented, the functionality and quality of the work in progress, as well as customer and employee data, remained protected.

Tower maintains a cyber insurance policy and is working closely with its insurance providers to receive compensation for the damage resulting from the event. The Company included reimbursement to be received from the insurers for incurred costs related to the event under “other current assets” in the balance sheet as of December 31, 2020. The event had no material impact on the financial position of the Company.

F.An engagement in relation to 8-inch Fabrication Facility Establishment

In 2017, the Company, Nanjing Development Zone, Tacoma Technology Ltd. and Tacoma (Nanjing) Semiconductor Technology Co., Ltd. (collectively known as “Tacoma”), signed agreements targeting for an 8-inch fabrication facility to be established in Nanjing, China, to be entirely funded by Nanjing and Tacoma.

During the years 2017 and 2019, the Company received a total of $18,000 and $9,000, respectively (net of withholding taxes) for consultation and other services it provided. In 2020, Tacoma announced its bankruptcy and did not pay a remainder of $9,000 (net of withholding taxes) it owed to the Company, however, since the Company accrued for the amounts owed and unpaid by Tacoma for the services provided in previous years, this event had no impact on the Company’s results of operations or cash flows in 2020.

G.Other Agreements

From time to time, in the ordinary course of business, the Company enters into long-term agreements with various entities for the joint development of products and processes utilizing technologies owned separately by either the other entity or the Company, or owned jointly by both parties, as applicable.